Note 10 - Retirement Plans	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Retirement Benefits [Text Block]

10. Retirement Plans

The Company has a noncontributory defined benefit pension plan (the “Plan”) covering most employees who meet certain age-entry requirements and work a stated minimum number of hours per year. The Plan was amended to freeze accruals to new hires and rehires effective January 1, 2020. The Plan was adequately funded as of March 31, 2026 and 2025, respectively, and no contributions were required to meet legal funding requirements.

The following tables provide a reconciliation of the changes in the Plan’s benefit obligation and fair value of plan assets over the two-year period ended March 31, 2026 and a statement of the funded status as of March 31, 2026 and 2025 (in thousands):

	Fiscal Year:
	2026	2025
Change in benefit obligation
Benefit obligation at beginning of year	$217,388	$236,507
Service cost (excluding expenses)	3,997	4,905
Interest cost	11,105	11,967
Actuarial gain	(6,645)	(14,616)
Benefit payments	(10,926)	(21,375)
Benefit obligation at end of year	$214,919	$217,388

Change in plan assets
Fair value of plan assets at beginning of year	$293,121	$288,949
Actual return on plan assets	42,019	26,901
Benefit payments and expenses	(12,079)	(22,729)
Fair value of plan assets at end of year	$323,061	$293,121

Funded status	$108,142	$75,733

The Plan’s funded status increased by $32.4 million during fiscal year 2026 reflecting the actual fair value of plan assets and the projected benefit obligation as of March 31, 2026. This funded status increase was primarily driven by a $2.5 million reduction to the projected benefit obligation, as described in more detail below, and a $29.9 million increase in the fair value of plan assets. The Plan's accumulated benefit obligation was $203.0 million as of March 31, 2026 and $203.8 million as of March 31, 2025.

During fiscal year 2026, the actuarial gain in the Plan’s projected benefit obligation was driven by an increase in discount rates, partially offset by the annual update in plan census data resulting in demographic losses and the reflection of an assumed salary increase rate for fiscal year 2027 in excess of the long-term rate. During fiscal year 2025, the actuarial gain in the Plan’s projected benefit obligation was driven by an increase in discount rates and changes in demographic assumptions to better reflect future plan experience, partially offset by the reflection of an assumed salary increase rate for fiscal year 2026 in excess of the long-term rate. Plan assets increased from $293.1 million as of March 31, 2025 to $323.1 million as of March 31, 2026 primarily due to favorable return on plan assets which outpaced payments of benefits.

During fiscal year 2025, the Company completed a lump-sum payout (“Lump-Sum Payout”) to certain terminated vested participants of the Plan. Under the Lump-Sum Payout, eligible participants were able to voluntarily elect an early payout of their pension benefits in the form of a lump-sum payment equal to the present value of the participant's pension benefits in satisfaction of all benefits payable to the participant under the Plan. The transaction did not trigger settlement accounting. In connection with the Lump-Sum Payout, payments of $10.2 million were distributed from existing plan assets. Payments under the Lump-Sum Payout are reflected as benefit payments in the reconciliation of the change in the Plan’s benefit obligation and fair value of plan assets for fiscal year 2025.

The following table provides the components of the Plan’s accumulated other comprehensive income (loss), pre-tax (in thousands):

	Fiscal Year:
	2026	2025	2024
Amounts Recognized in Accumulated Other Comprehensive Pre-Tax Income (Loss)
Prior service cost	$-	$(1)	$(9)
Net gain (loss)	16,696	(11,574)	(34,883)
Accumulated other comprehensive pre-tax income (loss)	$16,696	$(11,575)	$(34,892)

The following table provides the components of net periodic benefit (income) cost for the Plan for fiscal years 2026, 2025, and 2024 (in thousands):

	Fiscal Year:
	2026	2025	2024
Service cost including administrative expenses	$4,682	$5,805	$6,405
Interest cost	11,105	11,967	11,388
Expected return on plan assets	(19,926)	(18,504)	(17,725)
Amortization of net loss	-	750	220
Amortization of prior service cost	1	8	66
Net periodic benefit (income) cost	$(4,138)	$26	$354

The Company utilizes a full yield curve approach in the estimation of net periodic benefit (income) cost components by applying the specific spot rates along the yield curve used in determination of the benefit obligation to their underlying projected cash flows.

Prior service costs are amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of 10% of the greater of the benefit obligation and the market-related value of assets are amortized over the average remaining service period of active participants.

The following table provides the components of other changes in plan assets and benefit obligation for fiscal years 2026, 2025, and 2024 (in thousands):

	Fiscal Year:
	2026	2025	2024
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income
Net actuarial (gain) loss	$(28,270)	$(22,559)	$6,792
Amortization of:
Prior service cost	(1)	(8)	(65)
Actuarial loss	-	(750)	(220)
Total recognized in other comprehensive income	$(28,271)	$(23,317)	$6,507

The assumptions used to measure the Company’s benefit obligation and pension expense are shown in the following tables:

		Fiscal Year:
	2026	2025	2024
Weighted Average Assumptions for Balance Sheet Liability at End of Year:
Discount rate - projected benefit obligation	5.93%	5.63%	5.31%
Rate of compensation increase	3.00%	3.00%	3.00%
Mortality table	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021

	Fiscal Year:
	2026	2025	2024
Weighted Average Assumptions for Benefit Cost at Beginning of Year:
Discount rate - benefit obligations	5.63%	5.31%	5.04%
Discount rate - interest cost	5.24%	5.19%	4.90%
Discount rate - service cost	5.83%	5.40%	5.16%
Expected return on plan assets	6.95%	6.55%	6.15%
Rate of compensation increase	3.00%	3.00%	3.00%

Plan Assets

Investment Policy and Strategy — The Company maintains an investment policy that utilizes a liability-driven investments approach to reduce the ongoing volatility of the Plan’s funded status. The Company’s target allocation consists of 38% allocated to a diversified mix of return-seeking investments including equities and alternative investments and 62% allocated to liability-hedging fixed income investments.

The Company’s plan assets consist of the following:

	Target Allocation for:	Percentage of Plan Assets as of:
	Fiscal Year 2027	March 31, 2026	March 31, 2025
Equity securities	31%	31%	24%
Debt securities	63%	64%	72%
Real assets	3%	2%	2%
Cash	1%	1%	1%
Other	2%	2%	1%
Total	100%	100%	100%

The following tables set forth the Company’s plan assets at fair value, by level within the fair value hierarchy (as defined in Note 1), as of March 31, 2026 and 2025 (in thousands):

	As of March 31, 2026
	Level 1	Level 2 and Level 3	Subtotal	Measured at NAV (1)	Total
Equity securities	$70,860	$-	$70,860	$-	$70,860
Held in common/collective trusts:
Equity securities	-	-	-	28,859	28,859
Real assets	-	-	-	7,505	7,505
Debt securities	-	-	-	207,304	207,304
Cash/short-term investments (2)	-	-	-	3,457	3,457
Other investments	-	-	-	5,076	5,076
Fair value of plan assets	$70,860	$-	$70,860	$252,201	$323,061

	As of March 31, 2025
	Level 1	Level 2 and Level 3	Subtotal	Measured at NAV (1)	Total
Equity securities	$42,767	$-	$42,767	$-	$42,767
Held in common/collective trusts:
Equity securities	-	-	-	26,903	26,903
Real assets	-	-	-	4,451	4,451
Debt securities	-	-	-	212,162	212,162
Cash/short-term investments (2)	-	-	-	3,485	3,485
Other investments	-	-	-	3,353	3,353
Fair value of plan assets	$42,767	$-	$42,767	$250,354	$293,121

(1)

Certain investments that are measured at fair value using the net asset value (“NAV”) per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in the benefit obligations and funded status table.

(2)

The cash/short term investments consist of a money market fund that holds individual, high quality, short duration fixed income investments, however the fund does not trade on public markets. The Company elected to consistently apply the practical expedient to all investments within common/collective trusts, and therefore, the fair value of this fund is measured at net asset value per share.

Expected Return on Plan Assets

For fiscal year 2026, the expected long-term rate of return on Plan assets was 6.95%. For fiscal year 2027, the Company will increase the expected long-term rate of return on Plan assets to 7.30%. The Company expected 6.95% and 7.30% to fall within the 35 to 65 percentile range of returns on investment portfolios with asset diversification similar to that of the Plan's target asset allocation for fiscal years 2026 and 2027, respectively.

Cash Flows

There are no expected employee or employer contributions for the fiscal year ending March 31, 2027.

Estimated future benefit payments reflecting expected future service for the fiscal years ending March 31 (in thousands):

2027	$12,449
2028	13,061
2029	13,723
2030	14,219
2031	14,623
2032-2036	78,056

401(k) Plan

The Company also has an employees’ savings 401(k) plan covering all employees who meet certain age-entry requirements. Participants may make contributions up to the legal limit. The Company contributes additional amounts in the form of an annual fixed company match. The match is based on whether an individual is an eligible participant in the Company’s defined benefit pension plan. The Company made 401(k) matching contributions of $3.2 million, $2.8 million, and $2.5 million in fiscal years 2026, 2025, and 2024, respectively. In each of the aforementioned fiscal years, the matching contribution was comprised entirely of the Company’s treasury stock. The stock portion of the matching contribution is valued at current market value while the treasury stock is valued at cost.

Unfunded Deferred Compensation Plan

The Company sponsors an unfunded nonqualified deferred compensation plan to permit certain eligible employees to defer receipt of a portion of their compensation to a future date. As of March 31, 2026 and 2025, the Company has recorded a liability of $4.2 million and $3.4 million, respectively, in connection with the unfunded deferred compensation plan.